UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.3%
	BASIC MATERIALS – 2.3%
4,103	Carpenter Technology Corp.	$166,418
11,875	Dominion Diamond Corp.[1]	100,462
7,180	Dow Chemical Co.	447,027
2,683	EI du Pont de Nemours & Co.	210,723
		924,630
	COMMUNICATIONS – 18.0%
679	Alphabet, Inc. - Class A*	573,707
466	Alphabet, Inc. - Class C*	383,616
511	Amazon.com, Inc.*	431,815
16,254	Ciena Corp.*	428,130
18,699	Cisco Systems, Inc.	639,132
13,255	eBay, Inc.*	449,345
6,825	Facebook, Inc. - Class A*	925,061
2,000	Motorola Solutions, Inc.	157,940
7,496	NICE Ltd. - ADR[1]	511,602
4,734	Proofpoint, Inc.*	372,897
15,228	Symantec Corp.	435,064
7,496	T-Mobile US, Inc.*	468,725
5,089	Time Warner, Inc.	499,791
9,600	Verizon Communications, Inc.	476,448
4,971	Walt Disney Co.	547,257
		7,300,530
	CONSUMER, CYCLICAL – 9.3%
2,762	Alaska Air Group, Inc.	270,179
6,896	Best Buy Co., Inc.	304,320
711	Churchill Downs, Inc.	106,863
5,208	Fastenal Co.	260,556
11,520	General Motors Co.	424,397
1,855	Hasbro, Inc.	179,694
6,549	Home Depot, Inc.	949,016
5,366	NIKE, Inc. - Class B	306,720
4,774	Planet Fitness, Inc. - Class A	102,689
11,796	Starbucks Corp.	670,838
987	Vail Resorts, Inc.	178,825
		3,754,097
	CONSUMER, NON-CYCLICAL – 20.3%
2,959	Amgen, Inc.	522,352
10,770	Baxter International, Inc.	548,408
1,030	Biogen, Inc.*	297,258
6,400	Bunge Ltd.[1]	523,840
6,194	Colgate-Palmolive Co.	452,038
6,549	Conagra Brands, Inc.	269,884

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,973	Danaher Corp.	$168,790
5,530	Hershey Co.	599,176
5,957	Johnson & Johnson	728,005
2,289	Laboratory Corp. of America Holdings*	325,633
9,192	Merck & Co., Inc.	605,477
8,364	PepsiCo, Inc.	923,218
11,796	Pfizer, Inc.	402,480
4,182	Pinnacle Foods, Inc.	238,918
8,092	Procter & Gamble Co.	736,939
5,190	UnitedHealth Group, Inc.	858,322
		8,200,738
	ENERGY – 6.1%
7,333	Apache Corp.	385,642
7,811	Chevron Corp.	878,738
4,419	Exxon Mobil Corp.	359,353
12,545	Nabors Industries Ltd.[1]	183,659
8,758	Royal Dutch Shell PLC - Class B - ADR[1]	481,690
7,496	Unit Corp.*	203,441
		2,492,523
	FINANCIAL – 16.7%
4,222	American Express Co.	338,013
18,108	Ares Capital Corp.	321,417
32,653	Bank of America Corp.	805,876
1,460	BlackRock, Inc.	565,692
25,800	Citizens Financial Group, Inc.	964,146
2,185	Crown Castle International Corp. - REIT	204,363
5,333	East West Bancorp, Inc.	288,622
16,214	Hartford Financial Services Group, Inc.	792,702
11,243	Hospitality Properties Trust - REIT	357,303
6,411	Intercontinental Exchange, Inc.	366,260
9,153	JPMorgan Chase & Co.	829,445
6,391	Marsh & McLennan Cos., Inc.	469,611
12,585	Senior Housing Properties Trust - REIT	257,993
1,697	Travelers Cos., Inc.	207,441
		6,768,884
	INDUSTRIAL – 13.4%
6,786	A.O. Smith Corp.	341,743
2,801	Eagle Materials, Inc.	290,492
2,801	FedEx Corp.	540,537
4,222	Fluor Corp.	233,857
7,811	Granite Construction, Inc.	414,061
4,577	Honeywell International, Inc.	569,836

Zacks All-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
3,235	Jacobs Engineering Group, Inc.	$182,486
1,578	Middleby Corp.*	218,884
5,523	National Instruments Corp.	178,062
3,196	OSI Systems, Inc.*	241,042
3,472	Raytheon Co.	535,209
8,324	Republic Services, Inc.	515,672
915	Rockwell Automation, Inc.	138,256
1,855	Snap-on, Inc.	314,738
2,800	Universal Display Corp.*	237,580
2,999	Woodward, Inc.	211,280
5,602	Xylem, Inc.	269,568
		5,433,303
	TECHNOLOGY – 9.7%
3,657	Apple, Inc.	500,972
8,533	Fortinet, Inc.*	318,708
16,924	Intel Corp.	612,649
3,275	Lam Research Corp.	388,218
6,666	Microchip Technology, Inc.	483,418
25,840	Micron Technology, Inc.*	605,690
9,271	Microsoft Corp.	593,159
4,440	SAP S.E. - ADR[1]	413,719
		3,916,533
	UTILITIES – 4.5%
3,235	American Electric Power Co., Inc.	216,648
4,774	American States Water Co.	213,493
17,240	California Water Service Group	633,570
3,400	National Fuel Gas Co.	205,020
8,166	NiSource, Inc.	195,249
5,326	PG&E Corp.	355,511
		1,819,491
	TOTAL COMMON STOCKS (Cost $32,679,833)	40,610,729

	TOTAL INVESTMENTS – 100.3% (Cost $32,679,833)	40,610,729
	Liabilities in Excess of Other Assets – (0.3)%	(139,091)

	TOTAL NET ASSETS – 100.0%	$40,471,638

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 100.3%
	BASIC MATERIALS – 4.4%
7,706	A Schulman, Inc.[1]	$260,077
10,961	Commercial Metals Co.[1]	231,606
1,372	Dow Chemical Co.[1]	85,421
3,347	Innospec, Inc.[1]	218,559
9,755	Ryerson Holding Corp.*	105,842
7,998	Steel Dynamics, Inc.[1]	292,727
		1,194,232
	COMMUNICATIONS – 5.8%
2,838	AMC Networks, Inc. - Class A*	169,741
19,062	Angie's List, Inc.*	101,600
14,216	Comtech Telecommunications Corp.	162,205
9,113	Discovery Communications, Inc. - Class A* 1	262,090
7,561	Discovery Communications, Inc. - Class C* 1	212,237
1,676	F5 Networks, Inc.* 1	240,120
7,561	Telephone & Data Systems, Inc.[1]	204,374
27,786	Windstream Holdings, Inc.	207,561
		1,559,928
	CONSUMER, CYCLICAL – 16.6%
11,571	Big 5 Sporting Goods Corp.	155,630
10,942	Boyd Gaming Corp.* 1	215,229
7,577	Conn's, Inc.*	72,360
16,680	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 1 2	202,162
17,535	Daktronics, Inc.	164,303
3,504	DineEquity, Inc.[1]	209,609
3,648	Dolby Laboratories, Inc. - Class A	178,351
14,741	Extended Stay America, Inc.[1]	255,019
12,492	EZCORP, Inc. - Class A*	109,930
1,568	Home Depot, Inc.[1]	227,219
2,805	Johnson Outdoors, Inc. - Class A	98,399
2,472	Lowe's Cos., Inc.[1]	183,843
17,128	Penn National Gaming, Inc.*	247,842
13,833	Reading International, Inc. - Class A* 1	220,498
18,842	Regis Corp.* 1	231,945
11,615	Scientific Games Corp. - Class A* 1	239,850
820	Scotts Miracle-Gro Co.	74,317
7,921	SkyWest, Inc.[1]	278,423
8,897	Sonic Corp.	224,916
24,831	Spartan Motors, Inc.	165,126
19,394	Titan Machinery, Inc.* 1	274,425
1,581	Watsco, Inc.[1]	234,415
797	WESCO International, Inc.*	55,391

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
4,877	World Fuel Services Corp.[1]	$176,401
		4,495,603
	CONSUMER, NON-CYCLICAL – 21.4%
7,569	Aaron's, Inc.	206,482
12,117	ACCO Brands Corp.* 1	162,368
1,642	AmerisourceBergen Corp.[1]	150,259
7,624	AngioDynamics, Inc.*	124,652
389	Anthem, Inc.	64,115
11,594	Ascent Capital Group, Inc. - Class A* 1	186,084
2,093	Avis Budget Group, Inc.* 1	72,376
6,402	Booz Allen Hamilton Holding Corp.[1]	229,000
2,025	Celgene Corp.* 1	250,108
7,134	Central Garden & Pet Co.* 1	240,772
27,272	ConforMIS, Inc.* 1	137,178
13,554	EVERTEC, Inc.[2]	228,385
4,227	Exelixis, Inc.* 1	91,007
883	Express Scripts Holding Co.*	62,384
11,352	Flowers Foods, Inc.[1]	218,640
4,823	Hologic, Inc.* 1	195,717
2,928	Ingles Markets, Inc. - Class A1	137,177
1,988	Ingredion, Inc.[1]	240,329
13,858	Innoviva, Inc.*	160,060
3,607	Insperity, Inc.[1]	300,283
18,002	Intellia Therapeutics, Inc.*	257,069
6,965	Kroger Co.	221,487
2,721	Live Nation Entertainment, Inc.* 1	77,304
9,174	NewLink Genetics Corp.*	144,124
23,997	OncoMed Pharmaceuticals, Inc.*	243,809
7,152	Service Corp. International[1]	219,781
3,817	SpartanNash Co.	133,213
5,035	Sysco Corp.[1]	265,445
3,119	Tyson Foods, Inc. - Class A	195,125
2,494	United Natural Foods, Inc.*	107,367
14,295	Weight Watchers International, Inc.* 1	205,705
1,972	WellCare Health Plans, Inc.* 1	278,446
		5,806,251
	ENERGY – 3.5%
20,207	Alon USA Energy, Inc.	245,717
3,723	NOW, Inc.*	71,258
10,085	SunCoke Energy, Inc.*	98,329
11,545	Viper Energy Partners LP1	205,501
14,701	Westmoreland Coal Co.* 1	212,283

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ENERGY (Continued)
8,036	WPX Energy, Inc.*	$103,664
		936,752
	FINANCIAL – 19.5%
1,978	Ameriprise Financial, Inc.[1]	260,107
3,391	Bank of America Corp.	83,690
4,001	BankFinancial Corp.	59,495
19,223	CBL & Associates Properties, Inc. - REIT[1]	192,807
2,144	Citizens Financial Group, Inc.	80,121
11,867	CNO Financial Group, Inc.[1]	248,139
2,855	CoreSite Realty Corp. - REIT[1]	257,150
5,674	Eaton Vance Corp.[1]	264,579
2,886	Equity LifeStyle Properties, Inc. - REIT[1]	229,783
5,392	Farmers Capital Bank Corp.[1]	209,479
5,506	First American Financial Corp.	215,119
7,276	Getty Realty Corp. - REIT	192,014
11,340	Host Hotels & Resorts, Inc. - REIT[1]	204,007
1,898	MasterCard, Inc. - Class A1	209,653
5,238	Morgan Stanley	239,219
21,093	OFG Bancorp1 2	272,100
3,889	Old Republic International Corp.	80,541
3,125	Principal Financial Group, Inc.[1]	195,437
2,356	PS Business Parks, Inc. - REIT[1]	273,791
8,120	Realogy Holdings Corp.[1]	224,924
4,787	Seritage Growth Properties - REIT[1]	222,500
873	Simon Property Group, Inc. - REIT[1]	160,981
3,087	State Street Corp.[1]	246,065
3,534	Synchrony Financial	128,072
10,410	Urstadt Biddle Properties, Inc. - Class A - REIT	231,935
23,324	Washington Prime Group, Inc. - REIT	216,213
1,712	Wells Fargo & Co.	99,091
		5,297,012
	INDUSTRIAL – 16.5%
3,041	Alamo Group, Inc.[1]	228,531
3,792	Applied Industrial Technologies, Inc.[1]	239,086
8,144	ArcBest Corp.[1]	239,026
2,589	C.H. Robinson Worldwide, Inc.[1]	208,078
421	Crane Co.	30,434
2,818	Donaldson Co., Inc.[1]	121,033
4,167	Ducommun, Inc.* 1	128,385
1,239	EnerSys	95,069
4,475	Fluor Corp.[1]	247,870
5,342	Gibraltar Industries, Inc.* 1	221,426

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
5,910	Hub Group, Inc. - Class A* 1	$298,455
2,003	Illinois Tool Works, Inc.[1]	264,416
11,434	Jabil Circuit, Inc.[1]	291,681
1,291	Kadant, Inc.	79,913
2,618	Landstar System, Inc.[1]	227,242
12,101	LMI Aerospace, Inc.*	166,510
7,790	MYR Group, Inc.* 1	292,203
11,792	Owens-Illinois, Inc.* 1	233,482
28,118	Roadrunner Transportation Systems, Inc.* 1	212,010
8,752	Sparton Corp.*	202,959
2,729	Tech Data Corp.*	237,423
3,143	Trinseo S.A.1 2	217,338
		4,482,570
	TECHNOLOGY – 5.3%
3,988	Engility Holdings, Inc.* 1	124,864
4,437	Fortinet, Inc.*	165,722
2,955	MTS Systems Corp.[1]	162,377
5,771	NetApp, Inc.	241,402
28,564	StarTek, Inc.* 1	252,791
2,177	SYNNEX Corp.[1]	254,535
2,481	Veeva Systems, Inc. - Class A*	108,395
17,533	Xerox Corp.	130,446
		1,440,532
	UTILITIES – 7.3%
10,949	AES Corp.[1]	126,132
13,825	Calpine Corp.*	161,891
2,999	CenterPoint Energy, Inc.	81,933
5,580	CMS Energy Corp.[1]	248,422
27,114	Dynegy, Inc.*	217,997
3,018	Entergy Corp.[1]	231,360
7,684	FirstEnergy Corp.[1]	249,192
13,995	NRG Energy, Inc.[1]	231,757
6,627	Spark Energy, Inc. - Class A1	178,929
5,150	UGI Corp.[1]	248,384
		1,975,997
	TOTAL COMMON STOCKS (Cost $24,608,388)	27,188,877

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 1.1%
$310,965	UMB Money Market Fiduciary, 0.01%[3]	$310,965

	TOTAL SHORT-TERM INVESTMENTS (Cost $310,965)	310,965

	TOTAL INVESTMENTS – 101.4% (Cost $24,919,353)	27,499,842
	Liabilities in Excess of Other Assets – (1.4)%	(379,853)

	TOTAL NET ASSETS – 100.0%	$27,119,989

Number of Shares

	SECURITIES SOLD SHORT – 101.0%
	COMMON STOCKS – 101.0%
	BASIC MATERIALS – 4.7%
(2,244)	Albemarle Corp.	(227,788)
(7,283)	CF Industries Holdings, Inc.	(228,832)
(2,876)	Compass Minerals International, Inc.	(218,001)
(7,757)	Ferroglobe PLC[2]	(83,698)
(7,376)	Southern Copper Corp.	(270,404)
(4,598)	U.S. Silica Holdings, Inc.	(232,521)
		(1,261,244)
	COMMUNICATIONS – 8.6%
(1,695)	Arista Networks, Inc.*	(201,688)
(5,184)	Cincinnati Bell, Inc.*	(100,051)
(5,817)	comScore, Inc.*	(139,550)
(11,261)	EW Scripps Co. - Class A*	(259,341)
(5,457)	GrubHub, Inc.*	(191,322)
(3,992)	Level 3 Communications, Inc.*	(228,542)
(5,260)	Liberty Ventures*	(230,704)
(11,165)	Reis, Inc.	(215,484)
(6,322)	Shenandoah Telecommunications Co.	(177,648)
(1,979)	Walt Disney Co.	(217,868)
(6,847)	Web.com Group, Inc.*	(131,805)
(6,714)	Zillow Group, Inc. - Class A*	(225,792)
		(2,319,795)
	CONSUMER, CYCLICAL – 15.7%
(1,376)	Advance Auto Parts, Inc.	(215,495)
(4,967)	American Airlines Group, Inc.	(230,270)
(10,728)	Barnes & Noble Education, Inc.*	(102,989)
(17,418)	Barnes & Noble, Inc.	(170,696)
(3,266)	CST Brands, Inc.	(157,193)
(1,913)	Darden Restaurants, Inc.	(142,863)
(17,482)	El Pollo Loco Holdings, Inc.*	(218,525)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, CYCLICAL (Continued)
(6,050)	Fiesta Restaurant Group, Inc.*	$(120,093)
(2,254)	Harman International Industries, Inc.	(251,591)
(7,686)	Hilton Grand Vacations, Inc.*	(230,119)
(9,941)	International Game Technology PLC[2]	(268,407)
(5,552)	Knoll, Inc.	(124,087)
(12,360)	Lumber Liquidators Holdings, Inc.*	(219,143)
(6,463)	Norwegian Cruise Line Holdings Ltd.* 2	(327,674)
(4,735)	Penske Automotive Group, Inc.	(238,171)
(4,027)	RH*	(122,582)
(5,204)	Shake Shack, Inc.*	(186,459)
(810)	Tesla, Inc.*	(202,492)
(23,142)	Tuesday Morning Corp.*	(84,468)
(1,316)	Vail Resorts, Inc.	(238,433)
(12,009)	William Lyon Homes - Class A*	(221,326)
(1,965)	Wynn Resorts Ltd.	(188,935)
		(4,262,011)
	CONSUMER, NON-CYCLICAL – 19.7%
(2,677)	Abaxis, Inc.	(133,448)
(7,222)	ACADIA Pharmaceuticals, Inc.*	(275,230)
(4,955)	Advisory Board Co.*	(222,975)
(6,210)	Air Methods Corp.*	(235,049)
(8,314)	Alarm.com Holdings, Inc.*	(237,282)
(13,365)	Albany Molecular Research, Inc.*	(200,074)
(160)	AMERCO	(61,808)
(12,087)	Amplify Snack Brands, Inc.*	(121,112)
(28)	AquaBounty Technologies, Inc.*	(401)
(7,679)	Civitas Solutions, Inc.*	(142,061)
(4,747)	Corcept Therapeutics, Inc.*	(42,676)
(7,106)	Farmer Brothers Co.*	(232,189)
(4,272)	Grand Canyon Education, Inc.*	(262,215)
(1,875)	Heska Corp.*	(173,887)
(1,720)	Incyte Corp.*	(228,932)
(2,824)	Macquarie Infrastructure Corp.	(217,279)
(5,821)	MGP Ingredients, Inc.	(257,463)
(4,370)	Mylan N.V.* 2	(182,885)
(5,123)	Patterson Cos., Inc.	(232,840)
(5,178)	Paylocity Holding Corp.*	(182,576)
(3,905)	Prothena Corp. PLC* 2	(229,028)
(3,888)	Repligen Corp.*	(122,511)
(3,370)	Strayer Education, Inc.*	(261,310)
(3,975)	Team, Inc.*	(136,541)
(2,802)	TreeHouse Foods, Inc.*	(238,394)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(2,912)	Varian Medical Systems, Inc.*	$(244,288)
(1,982)	WEX, Inc.*	(220,458)
(4,477)	WhiteWave Foods Co.*	(246,593)
		(5,341,505)
	ENERGY – 7.0%
(2,330)	Anadarko Petroleum Corp.	(150,634)
(10,398)	Bristow Group, Inc.	(163,353)
(10,538)	Cheniere Energy Partners LP Holdings LLC	(256,390)
(6,244)	Cheniere Energy, Inc.*	(300,024)
(13,240)	Flotek Industries, Inc.*	(179,005)
(3,480)	ONEOK, Inc.	(188,094)
(10,027)	Pattern Energy Group, Inc.	(208,461)
(2,906)	Phillips 66	(227,220)
(482)	Pioneer Natural Resources Co.	(89,638)
(10,836)	TerraForm Power, Inc. - Class A*	(124,722)
		(1,887,541)
	FINANCIAL – 18.9%
(4,967)	Agree Realty Corp. - REIT	(246,512)
(10,927)	Arlington Asset Investment Corp. - Class A	(161,064)
(4,067)	Artisan Partners Asset Management, Inc. - Class A	(115,706)
(4,454)	Bank of the Ozarks, Inc.	(243,767)
(4,841)	CareTrust REIT, Inc. - REIT	(76,391)
(3,056)	Chesapeake Lodging Trust - REIT	(73,833)
(4,631)	Colony Starwood Homes - REIT	(152,360)
(6,917)	GEO Group, Inc. - REIT	(329,318)
(6,015)	German American Bancorp, Inc.	(285,412)
(18,813)	Global Net Lease, Inc. - REIT	(154,267)
(12,234)	Green Bancorp, Inc.*	(208,590)
(6,049)	Kite Realty Group Trust - REIT	(137,010)
(2,929)	Life Storage, Inc. - REIT	(259,597)
(10,139)	Live Oak Bancshares, Inc.	(232,690)
(22,222)	New York REIT, Inc. - REIT	(218,665)
(20,821)	NMI Holdings, Inc. - Class A*	(231,113)
(10,548)	OneMain Holdings, Inc.*	(295,555)
(11,842)	Parkway, Inc. - REIT*	(248,445)
(10,261)	PennyMac Mortgage Investment Trust - REIT	(173,001)
(1,219)	PRA Group, Inc.*	(49,735)
(23,877)	Pzena Investment Management, Inc. - Class A	(239,725)
(4,635)	QTS Realty Trust, Inc. - Class A - REIT	(243,801)
(6,646)	ServisFirst Bancshares, Inc.	(276,274)
(23,293)	WisdomTree Investments, Inc.	(212,199)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
(8,082)	Yadkin Financial Corp.	$(271,232)
		(5,136,262)
	INDUSTRIAL – 17.4%
(8,642)	Aerovironment, Inc.*	(233,507)
(4,261)	AZZ, Inc.	(249,908)
(16,400)	CAI International, Inc.*	(253,708)
(9,456)	Covenant Transportation Group, Inc. - Class A*	(189,498)
(3,298)	CSX Corp.	(160,151)
(6,221)	CyberOptics Corp.*	(214,002)
(4,570)	Encore Wire Corp.	(217,075)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(220,641)
(689)	John Bean Technologies Corp.	(61,596)
(1,165)	Kirby Corp.*	(80,618)
(610)	Martin Marietta Materials, Inc.	(131,729)
(1,707)	Middleby Corp.*	(236,778)
(5,355)	Northwest Pipe Co.*	(93,659)
(3,229)	Old Dominion Freight Line, Inc.*	(296,293)
(3,097)	Orbital ATK, Inc.	(286,225)
(1,491)	RBC Bearings, Inc.*	(139,110)
(2,236)	Saia, Inc.*	(108,110)
(4,603)	Summit Materials, Inc. - Class A*	(109,966)
(15,758)	SunPower Corp.*	(138,040)
(13,827)	TimkenSteel Corp.*	(289,261)
(9,679)	Twin Disc, Inc.*	(177,126)
(5,303)	U.S. Ecology, Inc.	(269,127)
(3,655)	Universal Display Corp.*	(310,127)
(2,170)	Vulcan Materials Co.	(261,724)
		(4,727,979)
	TECHNOLOGY – 3.9%
(591)	Apple, Inc.	(80,961)
(3,584)	Cavium, Inc.*	(234,788)
(20,027)	Exar Corp.*	(209,482)
(5,039)	HP, Inc.	(87,527)
(14,825)	InvenSense, Inc.*	(183,089)
(3,156)	Leidos Holdings, Inc.	(168,215)
(1,046)	Workday, Inc. - Class A*	(86,745)
		(1,050,807)
	UTILITIES – 5.1%
(3,249)	Atmos Energy Corp.	(254,364)
(3,646)	Chesapeake Utilities Corp.	(251,392)
(5,221)	New Jersey Resources Corp.	(205,707)

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	UTILITIES (Continued)
(6,630)	PPL Corp.	$(244,514)
(3,993)	South Jersey Industries, Inc.	(139,835)
(2,402)	Spire, Inc.	(158,292)
(1,654)	WGL Holdings, Inc.	(138,093)
		(1,392,197)
	TOTAL COMMON STOCKS (Proceeds $24,833,026)	(27,379,341)

	TOTAL SECURITIES SOLD SHORT (Proceeds $24,833,026)	$(27,379,341)

ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.3%
	BASIC MATERIALS – 5.5%
64,764	Chemours Co.	$2,179,956
92,380	Coeur Mining, Inc.*	793,544
25,743	Neenah Paper, Inc.	1,885,675
13,142	Ryerson Holding Corp.*	142,591
28,114	Stepan Co.	2,125,699
		7,127,465
	COMMUNICATIONS – 3.7%
90,546	KVH Industries, Inc.*	909,987
44,413	Liberty Media Corp.-Liberty Formula One - Class A*	1,337,275
6,158	NIC, Inc.	129,934
62,850	RetailMeNot, Inc.*	562,508
80,383	Salem Media Group, Inc.	574,739
51,166	Zendesk, Inc.*	1,393,250
		4,907,693
	CONSUMER, CYCLICAL – 9.9%
33,975	Anixter International, Inc.*	2,830,118
139,079	Belmond Ltd. - Class A* 1	1,801,073
31,100	Escalade, Inc.	404,300
75,466	Marcus Corp.	2,354,539
50,905	Monarch Casino & Resort, Inc.*	1,297,059
29,220	Perry Ellis International, Inc.*	680,534
129,877	Spartan Motors, Inc.	863,682
132,370	Taylor Morrison Home Corp. - Class A*	2,664,608
		12,895,913
	CONSUMER, NON-CYCLICAL – 13.9%
11,527	BioTelemetry, Inc.*	293,362
68,096	CAI International, Inc.*	1,053,445
9,387	Capella Education Co.	714,351
18,620	Central Garden & Pet Co.*	628,425
20,647	CRA International, Inc.	740,401
70,735	Cutera, Inc.*	1,442,994
18,137	Exact Sciences Corp.*	390,308
36,235	Exelixis, Inc.*	780,140
10,172	FibroGen, Inc.*	254,300
38,497	Glaukos Corp.*	1,751,614
39,084	Hackett Group, Inc.	787,933
5,955	Helen of Troy Ltd.* 1	581,804
28,810	Magellan Health, Inc.*	1,992,211
50,085	Navigant Consulting, Inc.*	1,166,981
73,266	Nutraceutical International Corp.	2,469,064
29,405	PRA Health Sciences, Inc.*	1,735,189

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
106,497	Travelport Worldwide Ltd.[1]	$1,352,512
		18,135,034
	ENERGY – 0.2%
19,004	FutureFuel Corp.	251,423

	FINANCIAL – 26.8%
12,900	Argo Group International Holdings Ltd.[1]	863,655
29,867	BancFirst Corp.	2,847,818
79,126	Brookline Bancorp, Inc.	1,254,147
76,986	CatchMark Timber Trust, Inc. - Class A - REIT	831,449
45,400	CenterState Banks, Inc.	1,121,834
125,732	Charter Financial Corp.	2,458,061
39,951	EMC Insurance Group, Inc.	1,110,638
8,756	Employers Holdings, Inc.	329,226
57,687	Enterprise Financial Services Corp.	2,535,344
25,467	Essent Group Ltd.* 1	886,506
87,737	First Busey Corp.	2,712,828
15,868	Heartland Financial USA, Inc.	786,259
11,352	Independent Bank Corp.	242,933
58,920	James River Group Holdings Ltd.[1]	2,534,738
45,541	MGIC Investment Corp.*	485,012
211,039	NMI Holdings, Inc. - Class A*	2,342,533
154,427	OneBeacon Insurance Group Ltd. - Class A1	2,520,249
57,692	PennyMac Mortgage Investment Trust - REIT	972,687
62,059	Pzena Investment Management, Inc. - Class A	623,072
48,179	Republic Bancorp, Inc. - Class A	1,666,030
40,767	Selective Insurance Group, Inc.	1,805,978
96,798	United Community Banks, Inc.	2,796,494
53,494	Urstadt Biddle Properties, Inc. - Class A - REIT	1,191,846
		34,919,337
	INDUSTRIAL – 17.8%
43,717	AAR Corp.	1,504,739
20,447	Advanced Energy Industries, Inc.*	1,269,759
43,899	Air Transport Services Group, Inc.*	747,161
13,319	Applied Industrial Technologies, Inc.	839,763
9,343	Astec Industries, Inc.	590,197
21,600	Barnes Group, Inc.	1,082,376
36,937	Casella Waste Systems, Inc. - Class A*	431,424
13,458	Continental Building Products, Inc.*	329,048
52,353	CTS Corp.	1,146,531
41,835	Ducommun, Inc.*	1,288,936
19,597	EnerSys	1,503,678

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIAL (Continued)
51,859	Gorman-Rupp Co.	$1,614,371
69,028	II-VI, Inc.*	2,457,397
14,533	Itron, Inc.*	940,285
6,586	Kadant, Inc.	407,673
31,436	Lawson Products, Inc.*	869,205
6,730	Littelfuse, Inc.	1,086,559
3,140	Louisiana-Pacific Corp.*	74,041
33,155	Masonite International Corp.* 1	2,589,405
6,203	Methode Electronics, Inc.	257,425
15,413	MYR Group, Inc.*	578,142
45,563	NCI Building Systems, Inc.*	729,008
13,806	Park-Ohio Holdings Corp.	616,438
9,732	Powell Industries, Inc.	317,652
		23,271,213
	TECHNOLOGY – 14.9%
94,021	Amkor Technology, Inc.*	923,286
44,670	Barracuda Networks, Inc.*	1,056,892
124,250	Brooks Automation, Inc.	2,591,855
13,820	CACI International, Inc. - Class A*	1,733,028
66,754	Cohu, Inc.	1,111,454
46,592	Digi International, Inc.*	573,082
29,122	Engility Holdings, Inc.*	911,810
15,770	Guidance Software, Inc.*	107,551
58,526	Insight Enterprises, Inc.*	2,479,161
19,008	Mercury Systems, Inc.*	710,139
90,108	Nanometrics, Inc.*	2,451,839
54,453	RealPage, Inc.*	1,837,789
41,197	Rosetta Stone, Inc.*	323,396
49,737	Ultra Clean Holdings, Inc.*	688,858
70,095	Varonis Systems, Inc.*	1,920,603
		19,420,743
	UTILITIES – 2.6%
13,313	IDACORP, Inc.	1,104,047
25,132	Middlesex Water Co.	946,220
11,014	ONE Gas, Inc.	721,968
13,438	SJW Group	652,146
		3,424,381
	TOTAL COMMON STOCKS (Cost $108,601,329)	124,353,202

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.9%
$3,746,660	UMB Money Market Fiduciary, 0.01%[2]	$3,746,660

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,746,660)	3,746,660

	TOTAL INVESTMENTS – 98.2% (Cost $112,347,989)	128,099,862
	Other Assets in Excess of Liabilities – 1.8%	2,285,341

	TOTAL NET ASSETS – 100.0%	$130,385,203

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.8%
	BASIC MATERIALS – 2.1%
5,400	International Paper Co.	$284,580
4,443	LyondellBasell Industries N.V. - Class A1	405,379
		689,959
	COMMUNICATIONS – 8.7%
20,805	AT&T, Inc.	869,441
25,226	Cisco Systems, Inc.	862,225
9,695	Thomson Reuters Corp.[1]	410,099
13,937	Verizon Communications, Inc.	691,693
		2,833,458
	CONSUMER, CYCLICAL – 6.0%
5,857	Allison Transmission Holdings, Inc.	210,735
5,352	Home Depot, Inc.	775,558
30,399	Staples, Inc.	273,287
9,998	Wal-Mart Stores, Inc.	709,158
		1,968,738
	CONSUMER, NON-CYCLICAL – 21.4%
7,978	AbbVie, Inc.	493,360
8,079	Altria Group, Inc.	605,279
11,917	Coca-Cola Co.	500,037
3,130	Eli Lilly & Co.	259,195
7,271	Johnson & Johnson	888,589
6,362	KAR Auction Services, Inc.	285,145
4,342	Kimberly-Clark Corp.	575,532
15,048	Merck & Co., Inc.	991,212
25,147	Pfizer, Inc.	858,016
6,564	Philip Morris International, Inc.	717,773
9,089	Procter & Gamble Co.	827,735
		7,001,873
	ENERGY – 6.9%
4,948	Chevron Corp.	556,650
7,271	Exxon Mobil Corp.	591,278
7,170	Marathon Petroleum Corp.	355,632
4,948	Occidental Petroleum Corp.	324,341
5,453	Schlumberger Ltd.[1]	438,203
		2,266,104
	FINANCIAL – 31.0%
6,261	Aflac, Inc.	452,983
5,857	American Financial Group, Inc.	550,909
4,847	Ameriprise Financial, Inc.	637,380
7,473	Arthur J. Gallagher & Co.	425,587
1,312	BlackRock, Inc.	508,348

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
5,453	CME Group, Inc.	$662,321
6,227	Crown Castle International Corp. - REIT	582,411
6,968	HCP, Inc. - REIT	228,481
10,503	Invesco Ltd.[1]	338,092
12,422	JPMorgan Chase & Co.	1,125,682
8,988	Liberty Property Trust - REIT	354,487
7,675	Marsh & McLennan Cos., Inc.	563,959
6,564	MetLife, Inc.	344,216
3,029	PNC Financial Services Group, Inc.	385,380
11,816	Prologis, Inc. - REIT	603,207
6,059	Prudential Financial, Inc.	669,762
6,463	Rayonier, Inc. - REIT	185,100
10,503	U.S. Bancorp	577,665
16,058	Wells Fargo & Co.	929,437
		10,125,407
	INDUSTRIAL – 9.6%
2,524	Crane Co.	182,460
8,180	Eaton Corp. PLC[1]	588,797
4,342	Emerson Electric Co.	260,954
26,662	General Electric Co.	794,794
1,211	Lockheed Martin Corp.	322,829
4,241	Norfolk Southern Corp.	513,288
4,140	United Technologies Corp.	465,957
		3,129,079
	TECHNOLOGY – 7.8%
29,490	HP, Inc.	512,241
14,947	Intel Corp.	541,081
1,716	International Business Machines Corp.	308,571
12,321	Microsoft Corp.	788,298
6,968	QUALCOMM, Inc.	393,553
		2,543,744
	UTILITIES – 3.3%
6,261	American Electric Power Co., Inc.	419,299
9,695	Exelon Corp.	355,904
9,594	FirstEnergy Corp.	311,133
		1,086,336
	TOTAL COMMON STOCKS (Cost $27,450,209)	31,644,698

Zacks Dividend Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.3%
$739,309	UMB Money Market Fiduciary, 0.01%[2]	$739,309

	TOTAL SHORT-TERM INVESTMENTS (Cost $739,309)	739,309

	TOTAL INVESTMENTS – 99.1% (Cost $28,189,518)	32,384,007
	Other Assets in Excess of Liabilities – 0.9%	295,614

	TOTAL NET ASSETS – 100.0%	$32,679,621

PLC – Public Limited Company
REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS
February 28, 2017 (Unaudited)

Note 1 – Organization
Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales
The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

Note 3 – Federal Income Taxes
At February 28, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$32,736,307	$24,919,353	$112,728,575	$28,192,766

Gross unrealized appreciation	$8,104,265	$3,431,084	$17,797,402	$4,511,619
Gross unrealized depreciation	(229,843)	(850,595)	(2,426,115)	(320,378)
Net unrealized appreciation on investments	$7,874,422	$2,580,489	$15,371,287	$4,191,241

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

·	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

·
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

·
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Zacks Funds
NOTES TO SCHEDULES OF INVESTMENTS - Continued
February 28, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of February 28, 2017, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$40,610,729	$-	$-	$40,610,729
Total Investments	$40,610,729	$-	$-	$40,610,729
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$27,188,877	$-	$-	$27,188,877
Short-Term Investments	310,965	-	-	310,965
Total Assets	$27,499,842	$-	$-	$27,499,842

Liabilities
Securities Sold Short
Common Stocks[1]	$(27,379,341)	$-	$-	$(27,379,341)
Total Liabilities	$(27,379,341)	$-	$-	$(27,379,341)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$124,353,202	$-	$-	$124,353,202
Short-Term Investments	3,746,660	-	-	3,746,660
Total Investments	$128,099,862	$-	$-	$128,099,862

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$31,644,698	$-	$-	$31,644,698
Short-Term Investments	739,309	-	-	739,309
Total Investments	$32,384,007	$-	$-	$32,384,007

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/28/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/28/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/28/17